Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Prepaid expenses and other current assets	$ 1,978,291	$ 388,006	$ 447,036	[1]
Prepayments to Vendors [Member]
Prepaid expenses and other current assets	1,746,602	295,448	351,408
Employee Receivables [Member]
Prepaid expenses and other current assets		6,203	3,571
Prepaid Local Taxes [Member]
Prepaid expenses and other current assets		1,015	16,385
Prepaid and Refundable Income Taxes [Member]
Prepaid expenses and other current assets	1,428	33,435	30,879
Prepaid Insurance [Member]
Prepaid expenses and other current assets	78,964
Prepaid Licenses and Other [Member]
Prepaid expenses and other current assets	$ 151,297	$ 51,905	$ 44,793

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis